SEGMENTS OF BUSINESS (Details Textual)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	May 29, 2009
Equity Method Investment, Ownership Percentage	49.00%	49.00%	23.00%
Description of Difference between Reported Amount and Reporting Currency Denominated Amount	For South Africa, for the Statements of Operations we used average rates for the period of 8.22 Rands per USD, and for the Balance Sheet current assets and liabilities were at 8.49 and non-current assets and liabilities ranging from 6.93-8.51. For Australia, for the Statement of Operations we used an average rate ranging from 1.00-1.07 USD per AUD and for the balance sheet we used 1.04 for current assets and liabilities, and 1.02-1.04 for non-current assets and liabilities.